Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000032270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Without Sales Load [Member] | C000032270
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	15.67%	14.58%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	18.15%	17.01%